Accrued liabilities and other payables (Tables)	12 Months Ended
Dec. 31, 2015
Accrued Liabilities and Other Liabilities [Abstract]
Other Current Liabilities [Table Text Block]
	As of
	December 31
(in thousands of U.S. dollars)	2015	2014
Accrued administrative expenses	$1,067	$400
Accrued operating expense	3,242	2,247
Current tax payable	136	505
Warranty provision (notes 6, 17 and 20)	929	2,000
Current portion of advance for refundable value added tax (note 10)	2,795	2,318
Other accrued liabilities	1,998	339
Other payables	10,615	5,556
Total accrued liabilities and other payables	$20,782	$13,365